Financial Risk Management - Financial assets measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 327,640	$ 309,952
Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	52,809	61,760
Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	22,097	16,740
Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Financial assets	58,824	44,101
Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	35,372	33,928
Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	158,538	148,634
Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Financial assets		4,789
At fair value
Disclosure of fair value measurement of assets [line items]
Financial assets	1,177,460	394,258
Financial liabilities	207,970
At fair value | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,417
At fair value | Derivatives | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Financial liabilities	202,553
At fair value | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	750,671	81,313
At fair value | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Financial assets	693,596	78,564
At fair value | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	29,118	2,749
At fair value | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	7,989
At fair value | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	1,000
At fair value | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	18,968
At fair value | Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	326,794	309,693
At fair value | Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	52,700	61,676
At fair value | Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	22,015	16,654
At fair value | Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Financial assets	58,824	44,101
At fair value | Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	35,372	33,928
At fair value | Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	157,883	148,546
At fair value | Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	4,788
At fair value | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets	63	3,252
At fair value | Derivatives | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Financial assets	99,932
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	693,596	78,564
Financial liabilities	0
At fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0
At fair value | Level 1 | Derivatives | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0
At fair value | Level 1 | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	693,596	78,564
At fair value | Level 1 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Financial assets	693,596	78,564
At fair value | Level 1 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 1 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 1 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 1 | Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 1 | Derivatives | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	383,932	315,694
Financial liabilities	5,417
At fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,417
At fair value | Level 2 | Derivatives | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0
At fair value | Level 2 | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	57,075	2,749
At fair value | Level 2 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 2 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	29,118	2,749
At fair value | Level 2 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	7,989
At fair value | Level 2 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	1,000
At fair value | Level 2 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	18,968
At fair value | Level 2 | Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	326,794	309,693
At fair value | Level 2 | Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	52,700	61,676
At fair value | Level 2 | Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	22,015	16,654
At fair value | Level 2 | Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Financial assets	58,824	44,101
At fair value | Level 2 | Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	35,372	33,928
At fair value | Level 2 | Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	157,883	148,546
At fair value | Level 2 | Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	4,788
At fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets	63	3,252
At fair value | Level 2 | Derivatives | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	99,932	0
Financial liabilities	202,553
At fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0
At fair value | Level 3 | Derivatives | Notes Embedded Exchange Derivative
Disclosure of fair value measurement of assets [line items]
Financial liabilities	202,553
At fair value | Level 3 | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 3 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 3 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0
At fair value | Level 3 | Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
At fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets	0	$ 0
At fair value | Level 3 | Derivatives | Capped Call Transactions
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 99,932